Critical Accounting Judgments and Key Estimates and Assumptions	3 Months Ended
Mar. 31, 2026
Critical Accounting Judgments and Key Estimates and Assumptions [Abstract]
Critical accounting judgments and key estimates and assumptions

4. Critical accounting judgments and key estimates and assumptions

In applying the Group’s accounting policies, management must exercise judgment and make estimates which impact the carrying amounts of certain assets and liabilities. Estimates and related assumptions are based on historical experience and other factors considered relevant. Actual results may differ from these estimates.

The underlying estimates and assumptions are reviewed at each reporting period. The effects resulting from revisions made to accounting estimates are recognized in the period in which they are revised.

The critical accounting judgments and key estimates and assumptions used in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the consolidated financial statements for the year ended December 31, 2025, as described in Note 3 of those financial statements. No changes in the methods used to determine these judgments and estimates have occurred during the three-month period ended March 31, 2026, except as described below.

IPO completion and LTIP settlement

On January 30, 2026, the Company completed its initial public offering on the NASDAQ. The IPO represented the occurrence of the qualifying liquidity event under the Long-Term Incentive Plan (LTIP), which constituted the non-market performance condition for vesting of awards granted to employees. Management had assessed the occurrence of this event as probable as of December 31, 2025. Upon completion of the IPO, the liquidity condition was fully met and the vested portion of outstanding LTIP awards became eligible for settlement. Refer to Note 20d for further details.

Recognition of deferred tax assets

The Group carries deferred tax assets of R$ 2,220,612 as of March 31, 2026 (R$ 2,075,930 as of December 31, 2025). The recognition of these assets requires management’s judgment that sufficient future taxable profits will be available against which the deductible temporary differences and tax loss carryforwards can be utilized. This assessment is based on approved business plans and budgets. Management has reviewed the recoverability of deferred tax assets as of December 31, 2025 and has concluded that no adjustment to the recognized amounts is required (Note 9).

Expected credit losses

The Group’s consumer loan portfolio grew from R$ 20,913,519 as of December 31, 2025 to R$ 24,110,990 as of March 31, 2026. The measurement of expected credit losses involves significant judgment in determining the probability of default, loss given default, exposure at default and the allocation of exposures between stages. Management has reviewed ECL parameters as of March 31, 2026. Any changes in estimates are reflected in the credit loss allowance balance as of March 31, 2026 and disclosed in Note 8.